OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

	December 31,
	2018	2019	2019
	CNY	CNY	US$

Contract deposit	102	102	15
Social security payable (a)	102	104	15
Payroll payable	442	433	62
Welfare payable	14	24	3
Accrued expenses	964	1,484	214
Others	15	14	2
	1,639	2,161	311

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(a)

The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.